GOODWILL AND OTHER INTANGIBLES - Amortization of Debt Financing Costs and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2010 Senior Subordinated Notes [Member] Predecessor [Member]
Amortization of Financing Costs and Discounts [Abstract]
Amortization of debt financing costs	$ 1,165	$ 985	$ 1,365	$ 1,056
Write-off of debt financing costs	0	2,214 [1]	0	3,856	[2]
Amortization [Abstract]
Amortization of other intangible assets	$ 6,720	$ 4,572	$ 6,493	$ 5,909
Stated interest rate (as a percent)				8.125%		8.125%

[1]	Related to the extinguishment of the prior asset-based revolving credit facility. See Note 10. Debt for further information.
[2]	Related to the redemption of the 8 1/8% senior subordinated notes. See Note 10. Debt for further information.